Principal Accounting Policies (Details 7) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
Recently adopted and issued accounting pronouncements
Reduction of deferred revenue	$ (1,156,753)		¥ (6,237,969)			¥ (7,953,255)
Increase to retained earnings	6,399,155		42,733,081			43,997,388
Decrease in revenue	(9,767,501)	¥ (67,156,453)	(54,102,019)	¥ (38,178,844)
Cumulative effect of changes in accounting principles related to financial instruments						39,816
Net change of cash, cash equivalents and restricted cash	$ 220,391	1,515,292	(2,281,526)	1,508,651
Accumulated other comprehensive income
Recently adopted and issued accounting pronouncements
Cumulative effect of changes in accounting principles related to financial instruments						(38,159)
Retained earnings
Recently adopted and issued accounting pronouncements
Cumulative effect of changes in accounting principles related to financial instruments						65,608
ASU No. 2014-09 | Cumulative-effect adjustment
Recently adopted and issued accounting pronouncements
Reduction of deferred revenue						81,700
Increase to retained earnings						¥ 27,400
Decrease in revenue		¥ 81,700
ASU No. 2016-01 | Accumulated other comprehensive income | Adjustment
Recently adopted and issued accounting pronouncements
Cumulative effect of changes in accounting principles related to financial instruments							¥ (38,200)
ASU No. 2016-01 | Retained earnings | Adjustment
Recently adopted and issued accounting pronouncements
Cumulative effect of changes in accounting principles related to financial instruments							¥ 38,200
ASU No. 2016-18 | Adjustment
Recently adopted and issued accounting pronouncements
Net change of cash, cash equivalents and restricted cash			¥ (393,800)	¥ 2,140,600
ASU No. 2016-02 | Forecast adjustment
Recently adopted and issued accounting pronouncements
Total right-of-use assets					¥ 861,500
Total lease liabilities					¥ 861,500